Financial results (Tables)	12 Months Ended
Dec. 31, 2025
Financial results
Schedule of Financial Results

Amounts in US$ '000	2025	2024	2023
Financial expenses
Bank charges and other financial costs (a)	(16,006)	(15,310)	(8,520)
Borrowings cancellation costs (b)	(6,240)	—	—
Interest and amortization of debt issue costs	(49,298)	(31,088)	(30,839)
Unwinding of long-term liabilities	(4,780)	(5,153)	(6,456)
	(76,324)	(51,551)	(45,815)
Financial income
Interest received	11,561	8,016	6,237
Borrowings cancellation gain (c)	10,157	—	—
	21,718	8,016	6,237
Foreign exchange gains and losses
Foreign exchange (loss) gain	(10,508)	12,603	(19,729)
Realized result on currency risk management contracts (d)	2,779	—	2,909
Unrealized result on currency risk management contracts (d)	443	(443)	—
	(7,286)	12,160	(16,820)
Total Financial results	(61,892)	(31,375)	(56,398)
(a)	In 2025, the amount includes financial costs of US$ 2,027,000 (US$ 1,449,000 in 2024) associated with the advance payment drawn from the offtake and prepayment agreements with Vitol (see Note 29.1), and withholding taxes associated with cross-border financing of US$ 7,482,000 (US$ 2,507,000 in 2024 and US$ 1,883,000 in 2023).
(b)	One-off non-cash charge related to the accelerated amortization of deferred issuance costs that were originally capitalized at the inception of the Notes due 2027 and were being amortized over its expected term. See Note 25.
(c)	Gain from the partial repurchase of Notes due 2030 below par value during June to October 2025. See Note 25.
(d)	See Note 14.1.